Consolidated Statement of Cash Flows - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2025	Jan. 31, 2024
Cash flows from operating activities
Net income		$ 993	$ 2,199	[1]
Adjustment for:
Net interest income	[2]	(5,173)	(4,773)	[1]
Depreciation and amortization		403	421
Provision for credit losses		1,162	962
Equity-settled share-based payment expense		8	10
Net gain on sale of investment securities		(31)	(3)
Net (gain)/loss on divestitures		1,362
Net income from investments in associated corporations		(113)	(46)
Income tax expense		726	533
Changes in operating assets and liabilities:
Trading assets		(4,277)	(9,682)
Securities purchased under resale agreements and securities borrowed		10,288	(3,332)
Loans		2,872	(473)
Deposits		8,050	2,645
Obligations related to securities sold short		(727)	7,552
Obligations related to securities sold under repurchase agreements and securities lent		(13,728)	5,230
Net derivative financial instruments		4,567	1,272
Other, net		(5,348)	(4,763)
Interest and dividends received		15,455	14,903
Interest paid		(10,511)	(10,327)
Income tax paid		(1,244)	(31)
Net cash from/(used in) operating activities		4,734	2,297
Cash flows from investing activities
Interest-bearing deposits with financial institutions		(4,065)	21,038
Purchase of investment securities		(17,115)	(39,777)
Proceeds from sale and maturity of investment securities		20,067	17,859
Acquisition/divestiture of subsidiaries, associated corporations or business units, net of cash acquired		(2,848)
Property and equipment, net of disposals		(8)	(146)
Other, net		(143)	(167)
Net cash from/(used in) investing activities		(4,112)	(1,193)
Cash flows from financing activities
Redemption of subordinated debentures			(1,750)
Proceeds from preferred shares and other equity instruments issued		1,453	1,004
Redemption of preferred shares			(300)
Proceeds from common shares issued		82	490
Cash dividends and distributions paid		(1,442)	(1,395)
Distributions to non-controlling interests		(16)	(15)
Payment of lease liabilities		(76)	(80)
Other, net		(407)	184
Net cash from/(used in) financing activities		(406)	(1,862)
Effect of exchange rate changes on cash and cash equivalents		275	(204)
Net change in cash and cash equivalents		491	(962)
Cash and cash equivalents at beginning of period	[3]	9,406	10,173
Cash and cash equivalents at end of period	[3]	$ 9,897	$ 9,211

[1]	Effective Q1 2025, changes were made to the methodology used to allocate certain income, expenses and balance sheet items between business segments. Prior period results for each segment have been reclassified to conform with the current period’s methodology.
[2]	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
[3]	Represents cash and non-interest-bearing deposits with financial institutions (refer to Note 5).